General administrative expenses and other net operating income (expenses)_Details of other operating expenses (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Other operating expenses [Abstract]
Losses on transactions of foreign exchange		₩ 679,350,000,000		₩ 192,331,000,000		₩ 991,423,000,000
KDIC deposit insurance premium		371,054,000,000		333,600,000,000		315,315,000,000
Contribution to miscellaneous funds		327,911,000,000		317,667,000,000		298,416,000,000
Losses related to derivatives ( Designated for hedging )		82,746,000,000		3,686,000,000		36,483,000,000
Losses on fair value hedged items		68,508,000,000		86,214,000,000		17,299,000,000
Others	[1]	189,959,000,000		143,786,000,000		124,240,000,000
Total		1,719,528,000,000		1,077,284,000,000		1,783,176,000,000
Expenses for payment to other creditor financial institutions		0		0		1,594,000,000
Amortization of other intangible assets included in other operating expenses		₩ 11,890,000,000	[2]	₩ 22,317,000,000	[3]	₩ 51,770,000,000	[4]

[1]	Others include such expenses amounting to 1,594 million Won for the years ended December 31, 2018, that are related to the Group's expected payments to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, they include such expenses amounting to 51,770 million Won, 22,317 million Won and 11,890 million Won, respectively, of intangible asset amortization expense for the years ended December 31, 2018, 2019 and 2020, respectively.
[2]	Amortization of other intangible assets amounting to 11,890 million Won is included in other operating expenses.
[3]	Amortization of other intangible assets amounting to 22,317 million Won is included in other operating expenses
[4]	Amortization of other intangible assets amounting to 51,770 million Won is included in other operating expenses.